UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 1999

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
November 5, 1999

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 131
Form Information Table Value Total: $183,840,712




NAME OF ISSUER                         TITLE OF CLASS       CUSIP    VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
6065040
165314
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
32465
75500
 Sole
ALBERTSONS INC-
common-
265073
6700
sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
381388
13900
sole
AMERICAN COUNTRY HOLDINGS INC-
Common-
35156
25000
sole
AMERICAN EXPRESS CO -
common-
025816109-
6561270
48602
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
6085644
146642
 Sole
AMER INTL GROUP INC-
common-
026874107-
7766875
89338
 Sole
APPLIED MATERIALS-
common-
038222105-
489435
6300
 Sole
ARTESIAN RES CORP CL A-
Common
043113208
325000
13000
sole
ASSOCIATED GRP INC CL A -
common-
045651106-
2374929
39255
Sole
ASSOCIATES FIRST CAP CORP CL A-
common-
046008108
396000
11000
sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
802678
21512
 Sole
ATLANTIC RICHFIELD CO-
common-
048825103-
692606
7815
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
1004064
22500
 Sole
BANK AMER CORP -
common-
060505104-
442218
7941
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1855810
55500
 Sole
BARRA INC-
common-
068313105-
2631804
125324
 Sole
BECTON DICKINSON & CO-
common-
075887109-
415332
14800
 Sole
BELL ATLANTIC CORP -
common-
077853111-
310717
4616
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
10482688
5648
 Sole
BOEING CO -
common-
097023105-
549692
12896
 Sole
BOYKIN LODGING CO-
Common-
103430104
213325
16100
sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
426408
3848
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5727848
84857
 Sole
C S C HLDINGS INC 8.50% SER I PFD
Preferred
126304203
1354692
12500
sole
CADBURY SCHWEPPES PLC ADR-
common-
127209302-
562066
20300
 Sole
CBS CORP-
common-
12490K107-
319403
6906
 Sole
C-CUBE MICROSYSTEMS INC CONV 5.875% 11/01/05
Preferred
125015AA5
231650
205000
sole
CENDANT CORP PFD 7.500% CONV
Preferred
151313301
716401
24650
sole
CHEVRON CORP-
common-
166751107-
381625
4300
 Sole
CHOICEPOINT INC -
common-
170388102-
367533
5455
 Sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
4191653
111685
 Sole
CISCO SYS INC-
common-
17275R102-
2860723
41724
 Sole
CITIGROUP INC.-
common-
172967101-
1061544
24126
 Sole
CITIZENS UTILITIES TR CONV PFD SECS
Preferred
177351202
303475
6100
sole
CMS ENERGY CORP-
common-
125896100-
294072
8665
 Sole
COCA COLA CO -
common-
191216100-
618855
12826
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
770705
16846
 Sole
COMCAST CORP CL A SPL-
common-
200300200-
239250
6000
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105-
352924
8021
 Sole
CORECOMM LTD-
common-
G2422R109
271739
8250
 Sole
CORNERSTONE PPTYS INC CDT-
common-
21922H103-
701500
46000
 Sole
CORNING INC -
common-
219350105-
1353779
19745
 Sole
CSX CORP-
Common-
126408103
284464
6713
sole
DANAHER CORP -
common-
235851102-
289783
5500
 Sole
DISNEY WALT CO -
common-
254687106-
6129240
235740
 Sole
DOVER CORP
Common-
260003108
200001
4893
sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
222580
3679
 Sole
EQUIFAX INC-
common-
294429105-
1626334
57825
 Sole
EXXON CORP-
common-
302290101-
1288352
16952
 Sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
1144202
57388
 Sole
FEDERAL HOME LN MTG CORP-
common-
313400301-
5880576
113088
 Sole
FEDERAL NATIONAL MTG ASSOC-
common
313586109
2504389
39950
sole
FIFTH THIRD BANCORP -
common-
316773100-
331296
5445
 Sole
FIRST UNION CORP-
common-
337358105-
222801
6254
 Sole
FLOWERS INDUSTRIES INC-
common-
343496105-
362809
26750
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
254368
11400
 Sole
FRANKLIN SELECT REALTY TRUST -
common-
354638108-
302900
46600
 Sole
GARTNER GROUP INC. CLASS A (NEW)-
common-
366651107-
351233
21047
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
1876853
15830
 Sole
GENERAL INSTR CORP-
common-
370120107-
412800
8600
 Sole
GENERAL MILLS INC -
common-
370334104-
257979
3180
 Sole
GILLETTE CO -
common-
375766102-
498685
14694
 Sole
GREAT LAKES REIT INC-
Common-
390752103
234983
15600
sole
GTE CORP -
common-
362320103-
1321791
17194
 Sole
HARRIS CORP DEL-
common-
413875105-
400565
14500
 Sole
HILTON HOTELS SUB NTS-
Common-
43284AL3
16150
20000
sole
HOME DEPOT INC-
common-
437076102-
761738
11100
 Sole
HSB GROUP INC-
common-
40428N109-
411700
11700
 Sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
1229418
16670
 Sole
IMS HEALTH INC-
common-
449934108-
4217857
184888
 Sole
INTEL CORP-
Common-
458140100
468173
6300
sole
INTERPUBLIC GROUP COS-
common-
460690100-
493666
12004
 Sole
INTL BUSINESS MACH -
common-
459200101-
405592
3352
 Sole
IVAX CORP SUB NT CONV 144A 6.5% 11/15/01
Preferred
465823AA0
48438
50000
sole
JOHNSON & JOHNSON -
common-
478160104-
6688777
72803
 Sole
KEYCORP NEW -
common-
493267108-
255548
9900
 Sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472204-
519948
5148
 Sole
LASALLE RE HOLDINGS LTD-
common-
G5383Q101
689592
49700
 Sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100-
406264
7780
 Sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
600600
10010
 Sole
M & T BANK CORP-
common-
55261F104-
3357126
7314
 Sole
MCDONALDS CORP -
common-
580135101-
3386476
78300
 Sole
MCI WORLDCOM-
common-
55268B106-
323438
4500
 Sole
MEDPARTNERS INC THRESHOLD APP-
preferred-
58503X206-
288580
34200
 Sole
MERCK & CO INC-
common-
589331107-
6729664
103832
 Sole
MICROSOFT CORP-
common-
594918104-
1258827
13900
 Sole
MIDDLESEX WATER CO-
Common-
596680108
213888
7100
sole
MOBIL CORP -
common-
607059102-
562790
5586
 Sole
MONSANTO CO-
common-
611662107-
237182
6646
 Sole
MONSANTO CO CVT PFD SER 6.5%
Preferred
611662305
388800
10800
sole
MOTOROLA INC -
common-
620076109-
594000
6750
 Sole
OMNICON GROUP-
common-
681919106-
316752
4000
 Sole
PALL CORP -
common-
696429307-
1026092
44251
 Sole
PEPSICO INC-
Common
713448108
446215
14630
sole
PFIZER INC-
common-
717081103-
1428293
39813
 Sole
PHILIP MORRIS COS -
common-
718154107-
1364271
39905
 Sole
PHILLIPS PETROLEUM CO-
Common
718507106
234000
4800
sole
PIER 1 INC-
common-
720279108-
398290
60687
 Sole
PPG INDUSTRIES-
common-
693506107-
240000
4000
 Sole
PRENTISS PPTYS-
common-
740706106-
301756
13600
 Sole
PRIME RETAIL INC-
common-
741570105-
416691
56500
 Sole
PROCTER & GAMBLE CO -
common-
742718109-
453000
4832
 Sole
QUESTAR CORP-
Common-
748356102
353439
19500
sole
RCN CORP -
common-
749361101-
3266757
79677
 Sole
REPAP ENT CORP -
common-
76026M309-
828
13250
 Sole
ROSTELECOM SPONS ADR-
Common-
778529107
48563
10500
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
677806
11476
 Sole
SAN JUAN BASIN ROYALTY TR UNIT BEN INT-
Common-
798241105
137563
15500
sole
SBC COMMUNICATIONS INC-
common-
78387G103-
202720
3970
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
1885081
43211
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
5139421
153700
 Sole
SERVICEMASTER CO-
common-
81760N109-
7710225
479999
 Sole
SLM HLDGS CORP -
common-
78442A109-
612750
14250
 Sole
STATE STREET CORP -
common-
857477103-
1201445
18591
 Sole
TELEPHONE & DATA SYS INC -
common-
879433100-
730310
8223
 Sole
TEXACO INC-
common-
881694103-
930022
14733
 Sole
TRANSATLANTIC HLDGS INC-
Common-
893521104
351250
5000
 sole
TRW INC-
common-
872649108-
422875
8500
 Sole
UNITED MERCHANTS & MFRS INC-
Common-
091085890
135
13507
 sole
UST INC-
Common-
902911106
221882
7350
 sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
451963
1901
 sole
WAL-MART STORES INC-
Common-
931142103
323429
6800
 sole
WARNER LAMBERT CO -
common-
934488107-
3844048
57914
 Sole
WASHINGTON POST CO CL B -
common-
939640108-
9463050
18555
 Sole
WBK STRYPES TRUST CVT PFD 10% 11/15/00 SERIES-
Preferred
929229102
328925
11150
 sole
WD 40 CO-
Common-
929236107
231720
9900
 sole
WELLS FARGO & CO NEW-
common-
949746101-
1729633
43650
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
2254720
8320
 Sole
XEROX CORP-
common-
984121103-
454524
10838
 Sole

TOTAL-183840712
